Real Estate (Details 2) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014 sqft		Dec. 31, 2013 sqft	Dec. 31, 2012 sqft	Nov. 05, 2013
Aggregate purchase price of acquisitions
Acquisition Date			Dec. 27, 2013
Property Type				Office
Purchase Price	$ 606,829,000		$ 851,290,100	$ 160,550,000	$ 521,500,000
Square Feet	3,668,120		5,639,000	957,900
Acquisition Fees and Reimbursable Expenses Paid to the Advisor	18,205,000	[1]	9,893,703	4,816,500
Mortgage Loan Payable				6,908,270
Credit facility	148,900,000	[2]	198,000,000	91,905,000
Other Debt Financing			33,815,000	35,571,385
Annualized Gross Base Rent	44,937,000	[3]	69,162,000	6,793,000
AT & T
Aggregate purchase price of acquisitions
Acquisition Date			Jan. 31, 2012	Jan. 31, 2012
Property Type			Office/ Data Center	Office/Data Center
Purchase Price				40,000,000
Square Feet				155,800
Acquisition Fees and Reimbursable Expenses Paid to the Advisor				1,200,000
Mortgage Loan Payable				0
Credit facility				22,000,000
Other Debt Financing				12,400,000
Year of Lease Expiration				2019
Annualized Gross Base Rent				2,784,000
Westinghouse
Aggregate purchase price of acquisitions
Acquisition Date			Mar. 22, 2012	Mar. 22, 2012
Property Type			Engineering Facility	Engineering Facility
Purchase Price				36,200,000
Square Feet				118,000
Acquisition Fees and Reimbursable Expenses Paid to the Advisor				1,086,000
Mortgage Loan Payable				0
Credit facility				27,095,000
Other Debt Financing				9,000,000
Year of Lease Expiration				2025
Annualized Gross Base Rent				2,235,000
TransDigm
Aggregate purchase price of acquisitions
Acquisition Date				May 31, 2012
Property Type				Assembly/Manufacturing
Purchase Price				13,000,000
Square Feet				114,300
Acquisition Fees and Reimbursable Expenses Paid to the Advisor				390,000
Mortgage Loan Payable				6,908,270
Credit facility				0
Other Debt Financing				5,971,385
Year of Lease Expiration				2018
Annualized Gross Base Rent				635,000
Travelers
Aggregate purchase price of acquisitions
Acquisition Date			Jun. 29, 2012	Jun. 29, 2012
Property Type			Office	Office
Purchase Price				16,100,000
Square Feet				131,000
Acquisition Fees and Reimbursable Expenses Paid to the Advisor				483,000
Mortgage Loan Payable				0
Credit facility				9,660,000
Other Debt Financing				6,200,000
Year of Lease Expiration				2024
Annualized Gross Base Rent				606,000
Zeller Plastik
Aggregate purchase price of acquisitions
Acquisition Date			Nov. 08, 2012	Nov. 08, 2012
Property Type			Manufacturing	Manufacturing
Purchase Price				15,600,000
Square Feet				193,700
Acquisition Fees and Reimbursable Expenses Paid to the Advisor				468,000
Mortgage Loan Payable				0
Credit facility				9,360,000
Other Debt Financing				0
Year of Lease Expiration				2022
Annualized Gross Base Rent				184,000
Northrop Grumman
Aggregate purchase price of acquisitions
Acquisition Date			Nov. 13, 2012	Nov. 13, 2012
Property Type			Office
Purchase Price				17,000,000
Square Feet				99,200
Acquisition Fees and Reimbursable Expenses Paid to the Advisor				510,000
Mortgage Loan Payable				0
Credit facility				10,200,000
Other Debt Financing				0
Year of Lease Expiration				2019
Annualized Gross Base Rent				201,000
Health Net
Aggregate purchase price of acquisitions
Acquisition Date			Dec. 18, 2012	Dec. 18, 2012
Property Type			Office
Purchase Price				22,650,000
Square Feet				145,900
Acquisition Fees and Reimbursable Expenses Paid to the Advisor				679,500
Mortgage Loan Payable				0
Credit facility				13,590,000
Other Debt Financing				2,000,000
Year of Lease Expiration				2022
Annualized Gross Base Rent				$ 148,000

[1]	The Advisor is entitled to receive acquisition fees equal to 2.5% and acquisition expense reimbursement of up to 0.5%, of the contract purchase price for each property acquired. The total is included in acquisition fees and expenses to affiliates on the consolidated statements of operations. As of September 30, 2014, the Company had incurred approximately $4.5 million in acquisition fees and reimbursable expenses related to the 80% interest investment in the Digital Realty joint venture.
[2]	Represents borrowings from the KeyBank Credit Facility discussed in Note 5, Debt. Any remaining purchase price was funded with net proceeds raised in the Follow-On Offering.
[3]	Net rent is based on (1) the contractual rental payments assuming the lease requires the tenant to reimburse the Company for certain operating expenses; or (2) contractual rent payments less certain operating expenses that are the responsibility of the Company for the 12-month period subsequent to September 30, 2014 and includes assumptions that may not be indicative of the actual future performance of a property, including the assumption that the tenant will perform its obligation under its lease agreement during the next 12 months. Total base rental income received for the TW Telecom property for the three months ended September 30, 2014 was $0.8 million based on an acquisition date of August 1, 2014.